Employee benefits (Tables)	12 Months Ended
Dec. 31, 2021
Employee benefits.
Schedule of defined benefits plan

The projected net liability presented on the consolidated statements of financial position is as follows:

	December 31,
	2021	2020	2019
Present value of unfunded obligations	$656,252	592,294	487,810
Present value of funded obligations	121,643	163,651	148,392
Total present value of benefit obligations ("PBO")	777,895	755,945	636,202
Plan assets at fair value	(121,643)	(163,651)	(148,392)
Projected liability, net	$656,252	592,294	487,810

Schedule of composition and return of plan assets

i. Composition and return of plan assets

	Actual return of the plan assets			Composition of the plan assets
	2021	2020	2019	2021	2020	2019
Fixed income securities	5.90%	11.28%	12.67%	58%	63%	62%
Variable income securities	21.55%	9.47%	15.65%	42%	37%	38%
Total				100%	100%	100%

Schedule of movements in the present value of defined benefit obligations (PBO)

ii. Movements in the present value of PBO

	2021	2020	2019
PBO as of January 1	$755,945	636,202	500,072
Benefits paid by the plan	(27,743)	(78,149)	(54,932)
Service cost	25,890	38,987	30,108
Interest cost	33,115	53,343	50,421
Actuarial losses recognized in other comprehensive income	6,497	105,562	110,533
Past service cost – plan amendments	(15,809)	—	—
PBO as of December 31	$777,895	755,945	636,202

Schedule of movements in the fair value of plan assets

iii. Movements in the fair value of plan assets

	2021	2020	2019
Plan assets at fair value as of January 1	$163,651	148,392	197,247
Transfer of assets to fund defined contribution benefit plan	—	—	(39,079)
Benefits paid by the plan	(56,287)	—	(32,027)
Expected return on plan assets	13,260	13,678	19,615
Actuarial profits in other comprehensive income	1,019	1,581	2,636
Fair value of plan assets as of December 31	$121,643	163,651	148,392

Schedule of expense recognized in profit and loss	iv. Expense recognized in profit and loss

	2021	2020	2019
Current service cost	$25,890	38,987	30,108
Interest cost, net	19,855	39,665	30,806
	$45,745	78,652	60,914

Schedule of actuarial gains and (losses)

v. Actuarial gains and (losses)

	2021	2020	2019
Amount accumulated as of January, 1	$(383,126)	(279,144)	(171,247)
Recognized during the year	(5,478)	(103,982)	(107,897)
Amount accumulated as of December, 31	$(388,604)	(383,126)	(279,144)

Schedule of actuarial assumptions

vi. Actuarial assumptions

Primary actuarial assumptions at the consolidated financial statements date (expressed as weighted averages) are as follows.

	2021	2020	2019
Discount rate as of December, 31	9.50%	7.75%	8.75%
Rate for future salary increases	4.50%	4.50%	4.50%
Social security wage increase rate	3.50%	3.50%	3.50%

Schedule of historical information

vii. Historical information

	December 31,
	2021	2020	2019
Present value of defined benefit obligation	$777,895	755,945	636,202
Plan assets at fair value	(121,643)	(163,651)	(148,392)
Plan deficit	$656,252	592,294	487,810
Experience adjustments arising from plan liabilities	$(6,497)	(105,562)	(110,533)
Experience adjustments arising from plan assets	$1,019	1,581	2,636

Schedule of sensitivity analysis of the defined benefits obligations

viii. Sensitivity analysis of the defined benefits obligations as of December 31, 2021, 2020 and 2019

	Pension	Seniority	Constructive	Total
2021	plan	premium	obligation	PBO
Discount rate 9.50%	$(551,682)	(226,213)	—	(777,895)
Rate increase (+ 1%)	$(541,855)	(222,957)	—	(764,812)
Rate decrease (- 1%)	$(561,819)	(229,562)	—	(791,381)

	Pension	Seniority	Constructive	Total
2020	plan	premium	obligation	PBO
Discount rate 7.75%	$(531,251)	(203,282)	(21,412)	(755,945)
Rate increase (+ 1%)	$(511,884)	(200,058)	(21,209)	(733,151)
Rate decrease (- 1%)	$(554,180)	(206,605)	(21,619)	(782,404)

	Pension	Seniority	Constructive	Total
2019	plan	premium	obligation	PBO
Discount rate 8.75%	$(442,133)	(173,401)	(20,668)	(636,202)
Rate increase (+ 1%)	$(434,134)	(170,812)	(20,490)	(625,436)
Rate decrease (- 1%)	$(450,391)	(176,067)	(20,852)	(647,310)

Schedule of expected cash flows	ix. Expected cash flows

Total
2022-2031	$776,766